Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing and other agreements, Year 1	$ 184
Outsourcing and other agreements, Year 2	10
Outsourcing and other agreements, Year 3	0
Outsourcing and other agreements, Year 4	0
Outsourcing and other agreements, Year 5	1
Outsourcing and other agreements, Thereafter	13
Long-term software/meter agreement, Year 1	12
Long-term software/meter agreement, Year 2	11
Long-term software/meter agreement, Year 3	4
Long-term software/meter agreement, Year 4	1
Long-term software/meter agreement, Year 5	1
Long-term software/meter agreement, Thereafter	$ 3